Schedule of Investments (unaudited) July 31, 2019	iShares® Interest Rate Hedged Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	63,477	$7,216,065

Total Investment Companies — 95.7% (Cost: $7,009,923)		7,216,065

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(b)	135,000	135,000

Total Short-Term Investments — 1.8% (Cost: $135,000)		135,000

Total Investments in Securities — 97.5% (Cost: $7,144,923)		7,351,065

Other Assets, Less Liabilities — 2.5%		191,599

Net Assets — 100.0%		$7,542,664

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	0	(a)	—	$—	$427	(b)	$346	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	159,121	—	(24,121	)(a)	135,000	135,000	2,561		—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	127,721	12,450	(76,694)		63,477	7,216,065	586,044		240,364	792,844

						$7,351,065	$589,032		$240,710	$792,844

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.17%	Semi-annual	2.27%	Quarterly	N/A	12/08/21	$(1,679)	$28,454	$71,559	$(43,105)
2.38	Semi-annual	2.27	Quarterly	N/A	01/12/23	(40)	(718)	(34)	(684)
2.46	Semi-annual	2.27	Quarterly	N/A	01/12/25	(1,682)	(55,136)	50,290	(105,426)
1.44	Semi-annual	2.27	Quarterly	N/A	12/08/26	(833)	25,132	83,047	(57,915)
3.25	Semi-annual	2.27	Quarterly	N/A	10/18/28	(1,097)	(122,586)	(25,147)	(97,439)
2.34	Semi-annual	2.27	Quarterly	N/A	12/08/36	(553)	(17,616)	53,838	(71,454)
2.41	Semi-annual	2.27	Quarterly	N/A	06/19/37	(357)	(15,244)	4,917	(20,161)
1.77	Semi-annual	2.27	Quarterly	N/A	12/08/46	(365)	32,367	96,620	(64,253)
3.33	Semi-annual	2.27	Quarterly	N/A	10/24/48	(240)	(61,564)	(24,241)	(37,323)

							$(186,911)	$310,849	$(497,760)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Investment Companies	$7,216,065	$—		$—	$7,216,065
Money Market Funds	135,000	—		—	135,000

	$7,351,065	$—		$—	$7,351,065

Derivative financial instruments(a)
Liabilities
Swaps	$—		$(497,760)	$—	$(497,760)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

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